Customer and Supplier Concentrations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer and Supplier Concentrations [Line Items]
Amount due from customer	$ 3,545,821	$ 937,231
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	32.39%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	39.95%	13.12%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	25.97%	55.79%
Supplier Concentration Risk [Member] | Supplier One [Member] | Total Purchases [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	17.61%	17.18%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Total Purchases [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage		15.91%